Accounting Policies and Estimates (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)
Accounting Policies [Abstract]
FDIC Insured Amount	$ 250,000	$ 250,000		$ 100,000	€ 100,000	$ 100,000	€ 100,000
Reverse stock split		1 for 8 reverse stock split
Bad Debt Expense		$ 163,942	$ 0
Goodwill acquired in acquisition		$ 1,401,608